OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [text block] [Abstract]
Disclosure of other operating income (expense) [text block]

NOTE 9: OTHER OPERATING INCOME

	2019	2018	2017
	£m	£m	£m
Operating lease rental income	1,250	1,343	1,344
Rental income from investment properties (note 27)	191	197	213
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 42)	196	275	446
Movement in value of in-force business (note 25)	825	(55)	(165)
Gain related to establishment of joint venture (note 23)	244	–	–
Share of results of joint ventures and associates (note 22)	6	9	6
Other	196	151	151
Total other operating income	2,908	1,920	1,995